Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets.
Prepaid Expenses and Other Current Assets

6.        Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following at:

	December 31,	December 31,
	2022	2021
Prepaid manufacturing expense	$91,477	$563,280
Other prepaid expenses and current assets	1,132,502	460,030
Prepaid insurance	201,252	704,650
Prepaid preclinical and clinical expenses	65,892	1,158,560
	$1,491,123	$2,886,520